Share-Based Payment Arrangements - Additional Information (Detail)	3 Months Ended	6 Months Ended
	Jun. 30, 2024 $ / shares shares	Jun. 30, 2024 shares $ / shares	Jul. 01, 2024 $ / shares	Dec. 31, 2023 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation arrangement by share based payment award, award vesting rights, percentage		25.00%
Share based compensation arrangement by share based payment award, award vesting period	4 years
Class A Ordinary Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary Shares At Discount		15.00%
2021 ESPP [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of common shares | shares	2,198,000	2,198,000
2021 ESPP [Member] | Subsequent Events [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share | $ / shares			$ 2.81
Reverse Recapitalisation [Member] | GHL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price of options granted , fair value | $ / shares		$ 3.18
Restricted Ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted ordinary shares, granted | shares		4,920,000
Number of restricted ordinary shares, canceled or forfeited | shares		0
Number of restricted ordinary shares, vested | shares		10,337,000
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 0.28	$ 0.28		$ 0.28
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Eligible employees to contribute, through payroll deductions		15.00%
Exercise price of outstanding share options | $ / shares	$ 4.03	$ 4.03		$ 4.03